UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011.

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: November 7, 2011.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $197,168
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number     Name

1         - -             Rho Management Partners L.P.


                                                  FORM 13F INFORMATION TABLE

                                           Value       Shares/  Sh/ Put/ Invst  Oth      Voting Authority
Name of Issuer    Title of Class  CUSIP    (x$1000)    PrnAmt   Prn Call Discr  Mngrs   Sole  Shared None


ACTIVE POWER INC        COM      00504W100   4,776    3,702,524  SH      Other   1           3,702,524
ANACOR PHARMA           COM      032420101  32,042    5,621,423  SH      Sole           5,621,423
BLUEFLY INC             COM      096227301  27,611   11,601,306  SH      Sole          11,601,306
CAPSTONE TURBINE        COM      14067D102     960      959,721  SH      Other   1             959,721
HSBC HOLDINGS PLC       COM      404280406   3,372       88,654  SH      Other   1              88,654
ISHARES INC             COM      464286848   3,133      331,150  SH      Other   1             331,150
GENVEC, INC.            COM      37246C109      54       18,692  SH      Sole             18,692
GENVEC, INC.            COM      37246C109     921      318,647  SH      Other   1             318,647
INTRALINKS HOLDGS       COM      46118H104  59,389    7,908,012  SH      Sole          7,908,012
REACHLOCAL INC          COM      75525F104  36,218    3,331,966  SH      Sole          3,331,966
SYMETRA FINANCL         COM      87151Q106  18,111      231,744  SH      Other   1             231,744
TEMPLETON DRAGON FND    COM      88018T101   7,320      302,461  SH      Other   1             302,461
TEMPLETON RUS EAST EUR  COM      88022F105   2,108      144,003  SH      Other   1             144,003
VERENIUM CORP           COM      92340P209     521      216,902  SH      Sole            216,902
VERENIUM CORP           COM      92340P209     632      263,357  SH      Other   1             263,357
